Financial Instrument Risk Management - Debt Securities by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Carrying value	$ 165,557	$ 173,735
Credit risk | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	6,241	5,431
Credit risk | AA | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	2,409	2,170
Credit risk | A | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	1,308	928
Credit risk | BBB | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	133	139
Credit risk | B | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	3	0
Debt securities | Credit risk
Disclosure of external credit grades [line items]
Carrying value	75,902	88,727
Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Carrying value	15,262	18,105
Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value	11,310	13,012
Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value	27,696	33,266
Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value	20,668	23,194
Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value	966	1,150
Fair value through profit or loss | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Carrying value	62,757	75,998
Fair value through profit or loss | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Carrying value	10,400	12,811
Fair value through profit or loss | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value	9,545	11,510
Fair value through profit or loss | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value	24,144	29,984
Fair value through profit or loss | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value	17,947	20,710
Fair value through profit or loss | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value	721	983
Available- for-sale | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Carrying value	13,145	12,729
Available- for-sale | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Carrying value	4,862	5,294
Available- for-sale | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value	1,765	1,502
Available- for-sale | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value	3,552	3,282
Available- for-sale | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value	2,721	2,484
Available- for-sale | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value	$ 245	$ 167